TAXES ON INCOME (Details) $ in Thousands, ₪ in Billions		12 Months Ended
	Jul. 04, 2025	Dec. 31, 2025 ILS (₪)	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2025 USD ($)	Jan. 31, 2011
Amendment tax rate						16.00%
Effective income tax rate		34.04%
Israeli statutory corporate tax rate		23.00%	23.00%	23.00%
Percentage of income from core activity		90.00%
Bonus depreciation percent	100.00%
Israeli Taxation
Effective income tax rate		23.00%	23.00%	23.00%
Net income available (in New Shekels) | ₪		₪ 10
State and Local Jurisdiction
Carryforward tax losses (in Dollars)					$ 3,703
Thereafter
Amendment tax rate						9.00%
Israeli Subsidiaries | Israeli Taxation
Carryforward tax losses (in Dollars)					81,815
U S Subsidiaries
Net deferred tax (in Dollars)					$ 1,059
Preferred Enterprise Located In Development Area A
Effective income tax rate		12.00%
Israeli statutory corporate tax rate		7.50%
Preferred Enterprise Located in Other Area
Effective income tax rate		16.00%
Minimum | U S Federal
Israeli statutory corporate tax rate		21.00%
Minimum | Preferred Enterprise Located In Development Area A
Effective income tax rate		7.50%
Maximum | U S Federal
Israeli statutory corporate tax rate		35.00%
Maximum | Preferred Enterprise Located In Development Area A
Effective income tax rate		9.00%